Subsequent Events Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On August 8, 2018, we entered into a definitive agreement with Millendo Therapeutics, Inc. ("Millendo") under which Millendo will merge with OvaScience in an all-stock transaction. The merger will create a leading rare endocrine disease company focused on the development of distinct and transformative treatments for several diseases where there is a significant unmet medical need. Upon completion of the merger, OvaScience will be renamed Millendo Therapeutics, Inc., and is expected to trade on the Nasdaq Capital Market under the ticker symbol MLND.
An investor syndicate has committed to invest up to $30 million in the combined company, which will fund the further development, potential approval and commercialization of Millendo’s lead assets, livoletide and nevanimibe, and is expected to close before or concurrently with the completion of the merger. The total cash balance of the combined company following the closing of the merger and the financing is expected to be at least $70 million.
On a pro forma basis and based upon the number of shares of OvaScience common stock to be issued in the merger, current OvaScience shareholders will own approximately 20% of the combined company and current Millendo investors will own approximately 80% of the combined company (before accounting for the additional financing transaction). The actual allocation will be subject to adjustment based on OvaScience’s net cash balance at the time of closing. The transaction has been approved by the board of directors of both companies. The merger is expected to close in the fourth quarter of 2018, subject to the approval of OvaScience shareholders at a special shareholder meeting, as well as other customary conditions.
The combined company will be led by Julia Owens, Ph.D., Millendo Chief Executive Officer and President, and will be headquartered in Ann Arbor, Michigan.

Subsequent Events
On January 3, 2018, we announced we will restructure our organization and reduce our workforce by approximately 50% in connection with our determination that we can execute our corporate strategy more efficiently with a leaner and more nimble organization.  We anticipate the majority of the reduction in personnel will be completed by the end of the first quarter of 2018. We expect to realize annualized cost savings beginning in the second quarter of 2018. We anticipate incurring one-time costs related to our restructuring initiatives of approximately $0.5 million to $1.0 million, which primarily consist of severance-related termination benefits.